Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Supplemental Cash Flow Information
Exploration and evaluation expenditures included in accounts payable		$ 2,974
Aqualung expenditure included in accounts payable	$ 2